SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Jan. 04, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
Issuance of pre fund warrant shares		14,716,032
Warrant exercise price		$ 0.0001	$ 1.45	$ 1.29	$ 1.94
Patent expiry date, description	The patent is expected to expire no earlier than 2039, exclusive of any possible extensions